Derivative financial instruments, Breakdown of fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Currency Swap [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Term of agreement	5 years
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 8,230	$ 3,822
Liabilities	$ 329,731	$ 349,266